Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of operating lease expenses

	For the Fiscal Years ended September 30,
	2025	2024	2023

Operating lease cost	$94,908	$39,310	$38,450

Schedule of other information

	For the Fiscal Years ended September 30,
	2025	2024	2023

Weighted-average remaining term in years
Operating leases	2.36	2.06	3.02
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Operating cash flow used in operating lease	43,259	43,307	42,533
Right-of-use assets obtained in exchange for new operating lease liabilities	$289,567	$—	$13,365

Schedule of future minimum lease payments

Twelve months ending September 30,	Lease payment

2026	$202,830
2027	116,116
2028	58,058
2029	—
Thereafter	—
Total lease payments	377,004
Less: discount	33,092
Present value of lease liabilities	$343,912